                              [NATIONWIDE(R) LOGO]


                                 NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-6




                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 2001




                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO




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                              [NATIONWIDE(R) LOGO]


                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220





                                   [PICTURE]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2001 annual report of the Nationwide Variable Account-6.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the `90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved business and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.



                              /s/ Joseph J. Gasper

                           Joseph J.Gasper, President
                                February 20, 2002



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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-6. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-240-5054 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 19. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS,STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds;and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the Statements of Operations. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub- account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 16, provide further disclosures about the variable account and its underlying contract provisions.


                                       5
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                          NATIONWIDE VARIABLE ACCOUNT-6
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2001

ASSETS:

  Investments at fair value:


     Evergreen VT - Evergreen VA Blue Chip Fund (EvBlCh)
       717,999 shares (cost $5,887,567) . . . . . . . . . . . . . . . . . . . . . . . . . .         $   5,341,911

     Evergreen VT - Evergreen VA Capital Growth Fund (EvCapG)
       671,463 shares (cost $10,071,875) . . . . . . . . . . . . . . . . . . . .. . . . . .             9,427,335

     Evergreen VT - Evergreen VA Equity Index Fund (EvEIx)
       2,027,271 shares (cost $22,057,052) . . . . . . . . . . . . . . . . . . . . . . . . .           18,184,624

     Evergreen VT - Evergreen VA Foundation Fund (EvFound)
       8,624,826 shares (cost $125,998,766) . . . . . . . . . . . . . . . . . . . . . . . .           112,553,981

     Evergreen VT - Evergreen VA Fund (EvFund)
       2,638,994 shares (cost $42,137,871) . . . . . . . . . . . . . . . . . . .. . . . . .            32,433,232

     Evergreen VT - Evergreen VA Global Leaders Fund (EvGloLead)
       1,976,997 shares (cost $27,470,924) . . . . . . . . . . . . . . . . . . .. . . . . .            24,534,539

     Evergreen VT - Evergreen VA Growth And Income Fund (EvGrInc)
       3,979,905 shares (cost $63,729,383) . . . . . . . . . . . . . . . . . . .. . . . . .            56,474,852

     Evergreen VT - Evergreen VA International Growth Fund (EvIntGr)
       710,218 shares (cost $8,034,131)  . . . . . . . . . . . . . . . . . . . .. . . . . .             6,647,645

     Evergreen VT - Evergreen VA Masters Fund (EvMasters)
       3,610,311 shares (cost $40,902,244) . . . . . . . . . . . . . . . . . . .. . . . . .            33,611,991

     Evergreen VT - Evergreen VA Omega Fund (EvOmega)
       4,585,505 shares (cost $91,516,380) . . . . . . . . . . . . . . . . . . .. . . . . .            66,306,403

     Evergreen VT - Evergreen VA Small Cap Value Fund (EvSmCapV)
       1,193,333 shares (cost $13,194,293) . . . . . . . . . . . . . . . . . . .. . . . . .            15,035,991

     Evergreen VT - Evergreen VA Special Equity Fund (EvSpEq)
       186,275 shares (cost $1,832,774) . . . . . . . . . . . . . . . . . . . . . . . . . .             1,816,183

     Evergreen VT - Evergreen VA Strategic Income Fund (EvStratInc)
       1,927,581 shares (cost $19,230,268) . . . . . . . . . . . . . . . . . . .. . . . . .            17,406,058

     Fidelity(R) VIP - High Income Portfolio:Initial Class (FidVIPHI)
       126,228 shares (cost $1,344,380)  . . . . . . . . . . . . . . . . . . . .. . . . . .               809,119

     Fidelity(R) VIP - Overseas Portfolio:Initial Class (FidVIPOv)
       103,193 shares (cost $2,105,551)  . . . . . . . . . . . . . . . . . . . .. . . . . .             1,432,325

     Fidelity(R) VIP II - Asset Manager Portfolio:Initial Class (FidVIPAM)
       138,955 shares (cost $2,208,868)  . . . . . . . . . . . . . . . . . . . .. . . . . .             2,016,240


     Fidelity(R) VIP II - Contrafund Portfolio:Initial Class (FidVIPCon)
       161,344 shares (cost $3,908,488)  . . . . . . . . . . . . . . . . . . . .. . . . . .             3,247,863

     Fidelity(R) VIP III - Growth Opportunities Portfolio:Initial Class (FidVIPGrOp)
       131,326 shares (cost $2,638,570)  . . . . . . . . . . . . . . . . . . . .. . . . . .             1,986,960

     Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
       71,748 shares (cost $843,960) . . . . . . . . . . . . . . . . . . . . . .. . . . . .               836,581

     Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
       19,939,094 shares (cost $19,939,094) . . . . . . . . . . . . . . . . . . . . . . . .            19,939,094
                                                                                                    -------------
          Total investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           430,042,927
  Accounts receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                -
                                                                                                    -------------
          Total assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           430,042,927
ACCOUNTS PAYABLE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,735
                                                                                                    -------------
CONTRACT OWNERS'EQUITY (NOTE 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $  430,041,192
                                                                                                    =============









See accompanying notes to financial statements.

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                                       7
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--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


                                                                        TOTAL           EvBlCh           EvCapG          EvEIx
                                                                        -----           ------           ------          -----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................................   $  5,051,891          16,568          21,276         193,189
  Mortality and expense risk charges (note 2) ..................     (6,183,239)        (55,222)        (82,615)       (256,388)
                                                                   ------------        --------        --------      ----------
    Net investment activity ....................................     (1,131,348)        (38,654)        (61,339)        (63,199)
                                                                   ------------        --------        --------      ----------

  Proceeds from mutual funds shares sold .......................     57,443,290         285,715         224,826       1,416,441
  Cost of mutual fund shares sold ..............................    (55,896,382)       (355,191)       (243,150)     (1,618,695)
                                                                   ------------        --------        --------      ----------
    Realized gain (loss) on investments ........................      1,546,908         (69,476)        (18,324)       (202,254)
  Change in unrealized gain (loss)
    on investments .............................................    (64,278,771)       (492,980)       (692,590)     (2,402,240)
                                                                   ------------        --------        --------      ----------
    Net gain (loss) on investments .............................    (62,731,863)       (562,456)       (710,914)     (2,604,494)
                                                                   ------------        --------        --------      ----------
  Reinvested capital gains .....................................      2,884,843            --            46,255            --
                                                                   ------------        --------        --------      ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......................   $(60,978,368)       (601,110)       (725,998)     (2,667,693)
                                                                   ============        ========        ========      ==========



                                                                        EvIntGr        EvMasters       EvOmega         EvSmCapV
                                                                        -------        ---------       -------         --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................................   $     47,365           4,293            --            29,715
  Mortality and expense risk charges (note 2) ..................        (87,927)       (435,417)       (959,605)       (147,409)
                                                                   ------------      ----------     -----------      ----------
    Net investment activity ....................................        (40,562)       (431,124)       (959,605)       (117,694)
                                                                   ------------      ----------     -----------      ----------

  Proceeds from mutual funds shares sold .......................        915,232       1,670,106       5,081,249       1,260,104
  Cost of mutual fund shares sold ..............................       (871,910)     (1,816,571)     (4,757,082)       (983,959)
                                                                   ------------      ----------     -----------      ----------
    Realized gain (loss) on investments ........................         43,322        (146,465)        324,167         276,145
  Change in unrealized gain (loss)
    on investments .............................................     (1,629,459)     (6,387,614)    (12,215,158)        614,140
                                                                   ------------      ----------     -----------      ----------
    Net gain (loss) on investments .............................     (1,586,137)     (6,534,079)    (11,890,991)        890,285
                                                                   ------------      ----------     -----------      ----------
  Reinvested capital gains .....................................        118,532          78,340            --         1,441,469
                                                                   ------------      ----------     -----------      ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......................   $ (1,508,167)     (6,886,863)    (12,850,596)      2,214,060
                                                                   ============      ==========     ===========      ==========



                                                                     EvFound          EvFund         EvGloLead        EvGrInc
                                                                     -------          ------         ---------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................................     2,511,399            --           110,227         243,049
  Mortality and expense risk charges (note 2) ..................    (1,730,575)       (532,814)       (372,437)       (888,700)
                                                                   -----------      ----------      ----------     -----------
    Net investment activity ....................................       780,824        (532,814)       (262,210)       (645,651)
                                                                   -----------      ----------      ----------     -----------

  Proceeds from mutual funds shares sold .......................    14,394,846       7,041,833       2,578,270       9,774,010
  Cost of mutual fund shares sold ..............................   (11,790,572)     (8,279,235)     (2,437,713)     (8,806,338)
                                                                   -----------      ----------      ----------     -----------
    Realized gain (loss) on investments ........................     2,604,274      (1,237,402)        140,557         967,672
  Change in unrealized gain (loss)
    on investments .............................................   (17,099,463)     (7,090,618)     (4,403,165)    (11,223,127)
                                                                   -----------      ----------      ----------     -----------
    Net gain (loss) on investments .............................   (14,495,189)     (8,328,020)     (4,262,608)    (10,255,455)
                                                                   -----------      ----------      ----------     -----------
  Reinvested capital gains .....................................          --              --              --           865,724
                                                                   -----------      ----------      ----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......................   (13,714,365)     (8,860,834)     (4,524,818)    (10,035,382)
                                                                   ===========      ==========      ==========     ===========



                                                                        EvSpEq       EvStratInc       FidVIPHI        FidVIPOv
                                                                        ------       ----------       --------        --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................................          --           974,506         138,145         128,073
  Mortality and expense risk charges (note 2) ..................       (18,183)       (239,051)        (14,310)        (29,680)
                                                                     ---------     -----------      ----------     -----------
    Net investment activity ....................................       (18,183)        735,455         123,835          98,393
                                                                     ---------     -----------      ----------     -----------

  Proceeds from mutual funds shares sold .......................       127,307       2,711,051         316,253         873,076
  Cost of mutual fund shares sold ..............................      (156,778)     (3,104,384)       (604,930)     (1,081,625)
                                                                     ---------     -----------      ----------     -----------
    Realized gain (loss) on investments ........................       (29,471)       (393,333)       (288,677)       (208,549)
  Change in unrealized gain (loss)
    on investments .............................................        (8,404)        433,518          25,327        (667,026)
                                                                     ---------     -----------      ----------     -----------
    Net gain (loss) on investments .............................       (37,875)         40,185        (263,350)       (875,575)
                                                                     ---------     -----------      ----------     -----------
  Reinvested capital gains .....................................          --              --              --           202,438
                                                                     ---------     -----------      ----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......................       (56,058)        775,640        (139,515)       (574,744)
                                                                     =========     ===========      ==========     ===========

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NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                                FidVIPAM      FidVIPCon    FidVIPGrOp    NSATGvtBd     NSATMyMkt
                                                --------      ---------    ----------    ---------     ---------
INVESTMENT ACTIVITY:
Reinvested dividends ......................   $   77,261        28,896         9,323        28,249       490,357
Mortality and expense risk charges (note 2)      (27,168)      (49,292)      (32,512)       (7,408)     (216,526)
                                              ----------      --------     ---------      --------    ----------
  Net investment activity .................       50,093       (20,396)      (23,189)       20,841       273,831
                                              ----------      --------     ---------      --------    ----------

Proceeds from mutual funds shares sold ....      458,730       679,761       568,716       757,244     6,308,520
Cost of mutual fund shares sold ...........     (509,045)     (694,691)     (726,855)     (749,138)   (6,308,520)
                                              ----------      --------     ---------      --------    ----------
  Realized gain (loss) on investments .....      (50,315)      (14,930)     (158,139)        8,106          --
Change in unrealized gain (loss)
  on investments ..........................     (137,919)     (612,730)     (280,214)       (9,049)         --
                                              ----------      --------     ---------      --------    ----------
  Net gain (loss) on investments ..........     (188,234)     (627,660)     (438,353)         (943)         --
                                              ----------      --------     ---------      --------    ----------
Reinvested capital gains ..................       28,973       101,985          --           1,127          --
                                              ----------      --------     ---------      --------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................   $ (109,168)     (546,071)     (461,542)       21,025       273,831
                                              ==========      ========     =========      ========    ==========



See accompanying notes to financial statements.

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NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                        TOTAL                              EvBlCh
                                          -------------------------------      ----------------------------
                                                2001             2000               2001            2000
                                          --------------    -------------      -----------      -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $  (1,131,348)         117,006          (38,654)             865
  Realized gain (loss) on investments .       1,546,908        4,377,641          (69,476)          (2,413)
  Change in unrealized gain (loss)
    on investments ....................     (64,278,771)     (57,845,848)        (492,980)         (52,676)
  Reinvested capital gains ............       2,884,843       11,296,495             --               --
                                          -------------     ------------        ---------       ----------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ......................     (60,978,368)     (42,054,706)        (601,110)         (54,224)
                                          -------------     ------------        ---------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      63,930,012      191,590,562        4,245,664        1,322,995
  Transfers between funds .............            --               --            275,481          447,580
  Redemptions .........................     (47,644,504)     (32,741,908)        (274,475)         (10,209)
  Annuity benefits ....................            --               --               --               --
  Annual contract maintenance charges
    (note 2) ..........................            --               --               --               --
  Contingent deferred sales charges
    (note 2) ..........................      (1,155,484)        (877,199)          (9,783)            --
  Adjustments to maintain reserves ....          23,581           13,127              (86)            --
                                          -------------     ------------        ---------       ----------
      Net equity transactions .........      15,153,605      157,984,582        4,236,801        1,760,366
                                          -------------     ------------        ---------       ----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..     (45,824,763)     115,929,876        3,635,691        1,706,142
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................     475,865,955      359,936,079        1,706,142             --
                                          -------------     ------------        ---------       ----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 430,041,192      475,865,955        5,341,833        1,706,142
                                          =============     ============        =========       ==========

CHANGES IN UNITS:
  Beginning units .....................      31,038,405       21,311,118          188,699             --
                                          -------------     ------------        ---------       ----------
  Units purchased .....................       6,446,686       14,866,779          560,223          190,144
  Units redeemed ......................      (4,631,798)      (5,139,492)         (30,328)          (1,445)
                                          -------------     ------------        ---------       ----------
  Ending units ........................      32,853,293       31,038,405          718,594          188,699
                                          =============     ============        =========       ==========



                                                       EvCapG                           EvEIx
                                           ----------------------------     -----------------------------
                                               2001             2000             2001            2000
                                           -----------      -----------     ------------     ------------
INVESTMENT ACTIVITY:
  Net investment income ...............       (61,339)          (1,700)         (63,199)          (2,949)
  Realized gain (loss) on investments .       (18,324)               1         (202,254)           4,425
  Change in unrealized gain (loss)
    on investments ....................      (692,590)          48,050       (2,402,240)      (1,760,392)
  Reinvested capital gains ............        46,255             --               --             23,184
                                           ----------        ---------       ----------       ----------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ......................      (725,998)          46,351       (2,667,693)      (1,735,732)
                                           ----------        ---------       ----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     4,801,734        1,042,016        4,055,736       13,760,407
  Transfers between funds .............     4,611,142          159,728          (16,378)       1,940,865
  Redemptions .........................      (495,694)            (367)      (1,573,087)        (529,016)
  Annuity benefits ....................          --               --               --               --
  Annual contract maintenance charges
    (note 2) ..........................          --               --               --               --
  Contingent deferred sales charges
    (note 2) ..........................       (11,579)            --            (41,304)         (13,594)
  Adjustments to maintain reserves ....          (192)              (1)            (262)           1,725
                                           ----------        ---------       ----------       ----------
      Net equity transactions .........     8,905,411        1,201,376        2,424,705       15,160,387
                                           ----------        ---------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..     8,179,413        1,247,727         (242,988)      13,424,655
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................     1,247,727             --         18,427,457        5,002,802
                                           ----------        ---------       ----------       ----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..     9,427,140        1,247,727       18,184,469       18,427,457
                                           ==========        =========       ==========       ==========

CHANGES IN UNITS:
  Beginning units .....................       114,756             --          1,806,401          439,545
                                           ----------        ---------       ----------       ----------
  Units purchased .....................       940,309          114,796          317,173        1,474,088
  Units redeemed ......................       (44,799)             (40)         (69,683)        (107,232)
                                           ----------        ---------       ----------       ----------
  Ending units ........................     1,010,266          114,756        2,053,891        1,806,401
                                           ==========        =========       ==========       ==========

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                        EvFound                          EvFund
                                          --------------------------------     ----------------------------
                                                2001              2000            2001             2000
                                          --------------    --------------     -----------      -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $     780,824          377,301         (532,814)        (632,487)
  Realized gain (loss) on investments .       2,604,274          774,342       (1,237,402)       1,277,818
  Change in unrealized gain (loss)
    on investments ....................     (17,099,463)     (10,236,159)      (7,090,618)      (8,691,925)
  Reinvested capital gains ............            --            689,542             --            899,121
                                          -------------      -----------       ----------       ----------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ......................     (13,714,365)      (8,394,974)      (8,860,834)      (7,147,473)
                                          -------------      -----------       ----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      13,046,369       45,314,778        1,606,517       10,388,416
  Transfers between funds .............      (7,370,357)      (5,616,270)      (2,957,235)      (4,370,396)
  Redemptions .........................     (14,202,397)      (9,692,816)      (4,525,083)      (4,229,415)
  Annuity benefits ....................            --               --               --               --
  Annual contract maintenance charges
    (note 2) ..........................            --               --               --               --
  Contingent deferred sales charges
    (note 2) ..........................        (336,728)        (258,231)        (112,522)        (116,234)
  Adjustments to maintain reserves ....           1,351            4,819           (1,088)           1,739
                                          -------------      -----------       ----------       ----------
      Net equity transactions .........      (8,861,762)      29,752,280       (5,989,411)       1,674,110
                                          -------------      -----------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..     (22,576,127)      21,357,306      (14,850,245)      (5,473,363)
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................     135,132,196      113,774,890       47,282,782       52,756,145
                                          -------------      -----------       ----------       ----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 112,556,069      135,132,196       32,432,537       47,282,782
                                          =============      ===========       ==========       ==========

CHANGES IN UNITS:
  Beginning units .....................       8,436,667        6,659,257        2,787,337        2,699,076
                                          -------------      -----------       ----------       ----------
  Units purchased .....................         981,198        2,890,441          116,688          602,163
  Units redeemed ......................      (1,622,448)      (1,113,031)        (543,471)        (513,902)
                                          -------------      -----------       ----------       ----------
  Ending units ........................       7,795,417        8,436,667        2,360,554        2,787,337
                                          =============      ===========       ==========       ==========



                                                       EvGloLead                         EvGrInc
                                             -----------------------------     -----------------------------
                                                 2001             2000           2001              2000
                                             ------------      -----------     -----------       -----------
INVESTMENT ACTIVITY:
  Net investment income ...............         (262,210)        (224,676)        (645,651)        (961,977)
  Realized gain (loss) on investments .          140,557          184,180          967,672        1,884,126
  Change in unrealized gain (loss)
    on investments ....................       (4,403,165)      (2,448,562)     (11,223,127)      (5,985,558)
  Reinvested capital gains ............             --               --            865,724        3,935,697
                                              ----------       ----------      -----------       ----------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ......................       (4,524,818)      (2,489,058)     (10,035,382)      (1,127,712)
                                              ----------       ----------      -----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        2,649,640       13,971,018        3,224,667       13,341,582
  Transfers between funds .............       (1,175,447)          28,711       (4,178,000)      (5,358,315)
  Redemptions .........................       (2,295,624)      (1,619,270)      (7,001,738)      (5,876,527)
  Annuity benefits ....................             --               --               --               --
  Annual contract maintenance charges
    (note 2) ..........................             --               --               --               --
  Contingent deferred sales charges
    (note 2) ..........................          (60,212)         (43,036)        (152,740)        (136,699)
  Adjustments to maintain reserves ....             (830)             918           (2,209)           2,630
                                              ----------       ----------      -----------       ----------
      Net equity transactions .........         (882,473)      12,338,341       (8,110,020)       1,972,671
                                              ----------       ----------      -----------       ----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..       (5,407,291)       9,849,283      (18,145,402)         844,959
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................       29,941,211       20,091,928       74,618,808       73,773,849
                                              ----------       ----------      -----------       ----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..       24,533,920       29,941,211       56,473,406       74,618,808
                                              ==========       ==========      ===========       ==========

CHANGES IN UNITS:
  Beginning units .....................        2,144,820        1,295,796        4,024,797        3,912,045
                                              ----------       ----------      -----------       ----------
  Units purchased .....................          276,763        1,081,006          205,651          791,143
  Units redeemed ......................         (362,564)        (231,982)        (712,980)        (678,391)
                                              ----------       ----------      -----------       ----------
  Ending units ........................        2,059,019        2,144,820        3,517,468        4,024,797
                                              ==========       ==========      ===========       ==========


                                                                     (Continued)

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                      EvIntGr                      EvMasters                    EvOmega
                                          ----------------------------   -------------------------    --------------------------
                                               2001            2000           2001          2000           2001          2000
                                          ------------   -------------   ------------   ----------    ------------   -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (40,562)       (30,235)      (431,124)      (335,802)      (959,605)      (803,005)
  Realized gain (loss) on investments .        43,322         39,054       (146,465)         2,578        324,167        182,051
  Change in unrealized gain (loss)
    on investments ....................    (1,629,459)      (581,940)    (6,387,614)    (4,461,775)   (12,215,158)   (18,649,730)
  Reinvested capital gains ............       118,532        131,046         78,340      2,966,024           --        1,495,830
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (1,508,167)      (442,075)    (6,886,863)    (1,828,975)   (12,850,596)   (17,774,854)
                                          -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     1,062,078      4,214,886      6,760,557     18,854,409     13,857,961     59,608,579
  Transfers between funds .............      (380,689)       734,798       (893,299)     2,242,279     (3,626,050)    10,870,274
  Redemptions .........................      (503,564)      (178,060)    (2,384,549)    (1,066,460)    (5,300,368)    (2,701,330)
  Annuity benefits ....................          --             --             --             --             --             --
  Annual contract maintenance charges
    (note 2) ..........................          --             --             --             --             --             --
  Contingent deferred sales charges
    (note 2) ..........................       (15,577)        (5,894)       (57,574)       (30,697)      (148,660)       (81,772)
  Adjustments to maintain reserves ....         9,309            140           (953)           693         (2,556)           976
                                          -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions .........       171,557      4,765,870      3,424,182     20,000,224      4,780,327     67,696,727
                                          -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..    (1,336,610)     4,323,795     (3,462,681)    18,171,249     (8,070,269)    49,921,873
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     7,983,511      3,659,716     37,074,027     18,902,778     74,374,925     24,453,052
                                          -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 6,646,901      7,983,511     33,611,346     37,074,027     66,304,656     74,374,925
                                          ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .....................       577,450        185,519      2,665,779      1,095,596      4,382,536      1,269,600
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased .....................        58,548        438,204        500,809      1,709,647        419,424      3,729,417
  Units redeemed ......................       (49,529)       (46,273)      (221,738)      (139,464)      (146,215)      (616,481)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Ending units ........................       586,469        577,450      2,944,850      2,665,779      4,655,745      4,382,536
                                          ===========    ===========    ===========    ===========    ===========    ===========



                                                     EvSmCapV
                                            ---------------------------
                                                2001           2000
                                            ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ...............        (117,694)        (6,565)
  Realized gain (loss) on investments .         276,145         29,372
  Change in unrealized gain (loss)
    on investments ....................         614,140      1,042,416
  Reinvested capital gains ............       1,441,469           --
                                            -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       2,214,060      1,065,223
                                            -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       2,119,958      3,311,195
  Transfers between funds .............       2,262,861        145,769
  Redemptions .........................        (727,968)      (307,960)
  Annuity benefits ....................            --             --
  Annual contract maintenance charges
    (note 2) ..........................            --             --
  Contingent deferred sales charges
    (note 2) ..........................         (17,109)        (9,594)
  Adjustments to maintain reserves ....          31,777           (617)
                                            -----------    -----------
      Net equity transactions .........       3,669,519      3,138,793
                                            -----------    -----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..       5,883,579      4,204,016
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       9,155,158      4,951,142
                                            -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .      15,038,737      9,155,158
                                            ===========    ===========

CHANGES IN UNITS:
  Beginning units .....................         646,227        363,224
                                            -----------    -----------
  Units purchased .....................         321,332        358,977
  Units redeemed ......................         (52,531)       (75,974)
                                            -----------    -----------
  Ending units ........................         915,028        646,227
                                            ===========    ===========

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                      EvSpEq                      EvStratInc                     FidVIPHI
                                          ----------------------------   --------------------------   ---------------------------
                                               2001            2000          2001           2000           2001           2000
                                          ------------   -------------   -----------    -----------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (18,183)        (1,022)       735,455      2,241,349        123,835        106,137
  Realized gain (loss) on investments .       (29,471)            (2)      (393,333)      (210,745)      (288,677)      (145,105)
  Change in unrealized gain (loss)
    on investments ....................        (8,404)        (8,187)       433,518     (2,411,716)        25,327       (392,713)
  Reinvested capital gains ............          --             --             --             --             --             --
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ......................       (56,058)        (9,211)       775,640       (381,112)      (139,515)      (431,681)
                                          -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     1,207,485        398,267      1,905,782      3,367,074          5,546         28,128
  Transfers between funds .............       194,700        163,637        (21,188)    (2,423,833)       (63,922)      (155,768)
  Redemptions .........................       (78,613)          (181)    (1,938,013)    (1,805,390)      (154,780)      (291,094)
  Annuity benefits ....................          --             --             --             --             --             --
  Annual contract maintenance charges
    (note 2) ..........................          --             --             --             --             --             --
  Contingent deferred sales charges
    (note 2) ..........................        (3,837)          --          (47,485)       (52,209)        (2,658)        (2,616)
  Adjustments to maintain reserves ....            36              1           (179)           631            (14)            32
                                          -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions .........     1,319,771        561,724       (101,083)      (913,727)      (215,828)      (421,318)
                                          -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     1,263,713        552,513        674,557     (1,294,839)      (355,343)      (852,999)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       552,513           --       16,731,440     18,026,279      1,164,441      2,017,440
                                          -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 1,816,224        552,513     17,405,997     16,731,440        809,098      1,164,441
                                          ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .....................        62,023           --        1,568,980      1,655,359        120,662        159,811
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased .....................       171,670         62,051        362,754        382,469            632          5,040
  Units redeemed ......................        (8,654)           (28)      (372,923)      (468,848)       (24,953)       (44,189)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Ending units ........................       225,039         62,023      1,558,811      1,568,980         96,341        120,662
                                          ===========    ===========    ===========    ===========    ===========    ===========



                                                    FidVIPOv
                                          --------------------------
                                              2001            2000
                                          ------------   -----------
INVESTMENT ACTIVITY:
  Net investment income ...............        98,393          3,472
  Realized gain (loss) on investments .      (208,549)       116,190
  Change in unrealized gain (loss)
    on investments ....................      (667,026)    (1,161,994)
  Reinvested capital gains ............       202,438        313,190
                                          -----------    -----------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ......................      (574,744)      (729,142)
                                          -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         5,377         78,678
  Transfers between funds .............      (484,209)       120,278
  Redemptions .........................      (316,377)      (336,101)
  Annuity benefits ....................          --             --
  Annual contract maintenance charges
    (note 2) ..........................          --             --
  Contingent deferred sales charges
    (note 2) ..........................        (5,331)        (6,058)
  Adjustments to maintain reserves ....           (75)            31
                                          -----------    -----------
      Net equity transactions .........      (800,615)      (143,172)
                                          -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    (1,375,359)      (872,314)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     2,807,621      3,679,935
                                          -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .     1,432,262      2,807,621
                                          ===========    ===========

CHANGES IN UNITS:
  Beginning units .....................       187,863        196,404
                                          -----------    -----------
  Units purchased .....................           437         22,309
  Units redeemed ......................       (64,994)       (30,850)
                                          -----------    -----------
  Ending units ........................       123,306        187,863
                                          ===========    ===========

                                                                     (Continued)

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                     FidVIPAM                     FidVIPCon                     FidVIPGrOp
                                          ----------------------------  ---------------------------   ---------------------------
                                                2001          2000           2001           2000           2001           2000
                                          -------------  -------------  ------------   ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    50,093         43,671        (20,396)       (42,030)       (23,189)        (1,911)
  Realized gain (loss) on investments .       (50,315)        35,344        (14,930)       136,679       (158,139)       115,254
  Change in unrealized gain (loss)
    on investments ....................      (137,919)      (349,243)      (612,730)      (879,602)      (280,214)      (958,631)
  Reinvested capital gains ............        28,973        170,947        101,985        458,984           --          212,930
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ......................      (109,168)       (99,281)      (546,071)      (325,969)      (461,542)      (632,358)
                                          -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        46,340         10,193         31,868         27,692            500         23,979
  Transfers between funds .............       495,027       (131,454)       166,470        939,408       (105,073)      (144,913)
  Redemptions .........................      (291,933)      (203,466)      (334,142)      (294,826)      (214,442)      (138,019)
  Annuity benefits ....................          --             --             --             --             --             --
  Annual contract maintenance charges
    (note 2) ..........................          --             --             --             --             --             --
  Contingent deferred sales charges
    (note 2) ..........................        (4,043)        (4,066)        (5,155)        (6,551)        (4,058)        (4,460)
  Adjustments to maintain reserves ....           (36)            59            (64)           110            (85)            76
                                          -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions .........       245,355       (328,734)      (141,023)       665,833       (323,158)      (263,337)
                                          -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..       136,187       (428,015)      (687,094)       339,864       (784,700)      (895,695)
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................     1,880,026      2,308,041      3,934,909      3,595,045      2,771,605      3,667,300
                                          -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 2,016,213      1,880,026      3,247,815      3,934,909      1,986,905      2,771,605
                                          ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .....................       120,914        140,624        229,838        193,348        219,974        238,024
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased .....................        21,902         21,262         15,447         69,830             51         21,057
  Units redeemed ......................        (5,682)       (40,972)       (26,022)       (33,340)       (33,123)       (39,107)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Ending units ........................       137,134        120,914        219,263        229,838        186,902        219,974
                                          ===========    ===========    ===========    ===========    ===========    ===========



                                                      NSATGvtBd
                                            ---------------------------
                                                 2001           2000
                                            -----------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...............          20,841         44,499
  Realized gain (loss) on investments .           8,106        (45,508)
  Change in unrealized gain (loss)
    on investments ....................          (9,049)        94,489
  Reinvested capital gains ............           1,127           --
                                            -----------    -----------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ......................          21,025         93,480
                                            -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           1,239          3,874
  Transfers between funds .............          84,896       (379,045)
  Redemptions .........................         (80,473)      (165,587)
  Annuity benefits ....................            --             --
  Annual contract maintenance charges
    (note 2) ..........................            --             --
  Contingent deferred sales charges
    (note 2) ..........................          (1,410)        (4,931)
  Adjustments to maintain reserves ....              (1)            31
                                            -----------    -----------
      Net equity transactions .........           4,251       (545,658)
                                            -----------    -----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..          25,276       (452,178)
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................         811,298      1,263,476
                                            -----------    -----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..         836,574        811,298
                                            ===========    ===========

CHANGES IN UNITS:
  Beginning units .....................          63,371        109,519
                                            -----------    -----------
  Units purchased .....................          20,823         33,402
  Units redeemed ......................         (22,399)       (79,550)
                                            -----------    -----------
  Ending units ........................          61,795         63,371
                                            ===========    ===========

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                             NSATMyMkt
                                                 ------------------------------
                                                      2001              2000
                                                 ------------      ------------

INVESTMENT ACTIVITY:
  Net investment income ....................     $    273,831           344,071
  Realized gain (loss) on investments ......             --                --
  Change in unrealized gain (loss)
    on investments .........................             --                --
  Reinvested capital gains .................             --                --
                                                 ------------      ------------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ...........................          273,831           344,071
                                                 ------------      ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ........................        3,294,994         2,522,396
  Transfers between funds ..................       13,181,270           786,667
  Redemptions ..............................       (4,951,184)       (3,295,814)
  Annuity benefits .........................             --                --
  Annual contract maintenance charges
    (note 2) ...............................             --                --
  Contingent deferred sales charges
    (note 2) ...............................         (117,719)         (100,557)
  Adjustments to maintain reserves .........          (10,260)             (866)
                                                 ------------      ------------
      Net equity transactions ..............       11,397,101           (88,174)
                                                 ------------      ------------

NET CHANGE IN CONTRACT OWNERS'EQUITY .......       11,670,932           255,897
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ................................        8,268,158         8,012,261
                                                 ------------      ------------
CONTRACT OWNERS'EQUITY END OF PERIOD .......     $ 19,939,090         8,268,158
                                                 ============      ============

CHANGES IN UNITS:
  Beginning units ..........................          689,311           698,371
                                                 ------------      ------------
  Units purchased ..........................        1,154,852           869,333
  Units redeemed ...........................         (216,762)         (878,393)
                                                 ------------      ------------
  Ending units .............................        1,627,401           689,311
                                                 ============      ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-6
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2001 AND 2000



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Omega Growth Fund (formerly Evergreen - VA Aggressive Growth Fund), for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on March 3, 1997 was $1,000,000.

          On May 1, 1998, the Depositor transferred to the Account, 100,000 shares of the Evergreen - VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

          On August 17, 1998, the Depositor transferred to the Account, 100,000 shares of the Evergreen - International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

          On February 1, 1999, the Depositor transferred to the Account, 400,000 shares of the Evergreen - VA Masters Fund, for which the Account was credited with 400,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on February 1, 1999 was $4,000,000.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

               Funds of the Evergreen Variable Trust (Evergreen VT);
                    Evergreen VT - Evergreen VA Blue Chip Fund (EvBlCh) Evergreen VT - Evergreen VA Capital Growth Fund (EvCapG) Evergreen VT - Evergreen VA Equity Index Fund (EvEIx) Evergreen VT - Evergreen VA Foundation Fund (EvFound) Evergreen VT - Evergreen VA Fund (EvFund)
                    Evergreen VT - Evergreen VA Global Leaders Fund (EvGloLead) Evergreen VT - Evergreen VA Growth and Income Fund (EvGrInc) Evergreen VT - Evergreen VA International Growth Fund
                      (EvIntGr)
                    Evergreen VT - Evergreen VA Masters Fund (EvMasters) Evergreen VT - Evergreen VA Omega Fund (EvOmega) (formerly
                      Evergreen - VA Aggressive Growth Fund)
                    Evergreen VT - Evergreen VA Small Cap Value Fund (EvSmCapV) Evergreen VT - Evergreen VA Special Equity Fund (EvSpEq) Evergreen VT - Evergreen VA Strategic Income Fund
                      (EvStratInc)
               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                 (Fidelity VIP);
                    Fidelity(R) VIP - High Income Portfolio:Initial Class
                      (FidVIPHI)
                    Fidelity(R) VIP - Overseas Portfolio:Initial Class
                      (FidVIPOv)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                 (Fidelity VIP-II);
                    Fidelity(R) VIP-II - Asset Manager Portfolio: Initial Class
                      (FidVIPAM)
                    Fidelity(R) VIP-II - Contrafund Portfolio: Initial Class
                      (FidVIPCon)
               Portfolio of the Fidelity(R) Variable Insurance Products Fund III
                 (Fidelity VIP-III);
                    Fidelity(R) VIP-III - Growth Opportunities Portfolio:
                      Initial Class (FidVIPGrOp)
               Funds of the Nationwide(R) Separate Account Trust (Nationwide
                 SAT) (managed for a fee by an affiliated investment advisor);
                    Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd) Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)


     At December 31, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

     Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underly- ing mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)  Security Valuation, Transactions and Related Investment Income

     The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d)  Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)  Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)  Calculation of Annuity Reserves

     Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-6
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company:a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total returns for each of the peri- ods in the five year period ended December 31, 2001.


                                                                 CONTRACT                 UNIT         CONTRACT        TOTAL
                                                              EXPENSE RATE(*)  UNITS   FAIR VALUE   OWNERS' EQUITY    RETURN(**)
                                                              ---------------  -----   ----------   --------------    ----------
Evergreen Variable Trust - Evergreen VA Blue Chip Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%     718,594  $ 7.433729  $  5,341,833    -17.78%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%     188,699    9.041606     1,706,142     -9.58% 10/2/2000

Evergreen Variable Trust - Evergreen VA Capital Growth Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%   1,010,266    9.331344     9,427,140    -14.18%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%     114,756   10.872868     1,247,727     8.73% 10/2/2000

Evergreen Variable Trust - Evergreen VA Equity Index Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%   2,053,891    8.853668    18,184,469    -13.21%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%   1,806,401   10.201199    18,427,456    -10.37%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%     439,545   11.381773     5,002,801     13.82% 10/1/1999

Evergreen Variable Trust - Evergreen VA Foundation Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%   7,795,417   14.438749   112,556,069     -9.86%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%   8,436,667   16.017249   135,132,196     -6.25%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%   6,659,257   17.085223   113,774,891     9.09%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%   4,314,559   15.661734    67,573,475     9.08%
     1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%   1,876,354   14.357474    26,939,704     26.02%
   Initial Deposit Funding
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .       -      100,000   16.299610     1,629,961     10.63%
     1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .       -      100,000   14.733127     1,473,313     27.80%

Evergreen Variable Trust - Evergreen VA Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%   2,360,554   13.739375    32,432,537    -19.01%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%   2,787,337   16.963425    47,282,782    -13.21%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%   2,699,076   19.546002    52,756,145     21.31%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%   2,250,317   16.112386    36,257,976     4.95%
     1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%   1,025,353   15.352653    15,741,889     35.24%
   Initial Deposit Funding
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .       -      100,000   16.768642     1,676,864     6.44%
     1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .       -      100,000   15.754272     1,575,427     37.16%

Evergreen Variable Trust - Evergreen VA Global Leaders Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%   2,059,019   11.915344    24,533,920    -14.65%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%   2,144,820   13.959778    29,941,211     -9.97%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%   1,295,796   15.505471    20,091,927     22.97%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%     657,343   12.608870     8,288,352     17.26%
     1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%     168,386   10.753040     1,810,661     7.53% 3/3/1997
   Initial Deposit Funding
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . .       -      100,000   12.938210     1,293,821     18.92%
     1997  . . . . . . . . . . . . . . . . . . . . . . . . . . .       -      100,000   10.879585     1,087,959     8.80% 3/3/1997


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                        CONTRACT                   UNIT         CONTRACT         TOTAL
                                                     EXPENSE RATE(*)    UNITS   FAIR VALUE   OWNERS' EQUITY     RETURN(**)
                                                     ---------------    -----   ----------   --------------     ----------
Evergreen Variable Trust - Evergreen VA Growth And Income Fund
     2001  . . . . . . . . . . . . . . . . . . . . . .     1.40%     3,517,468   16.055130     56,473,406        -13.40%
     2000  . . . . . . . . . . . . . . . . . . . . . .     1.40%     4,024,797   18.539769     74,618,807         -1.69%
     1999  . . . . . . . . . . . . . . . . . . . . . .     1.40%     3,912,045   18.858129     73,773,849         16.91%
     1998  . . . . . . . . . . . . . . . . . . . . . .     1.40%     3,346,944   16.130864     53,989,098         3.31%
     1997  . . . . . . . . . . . . . . . . . . . . . .     1.40%     1,612,407   15.614450     25,176,848         32.78%
   Initial Deposit Funding
     1998  . . . . . . . . . . . . . . . . . . . . . .        -        100,000   16.787932      1,678,793         4.77%
     1997  . . . . . . . . . . . . . . . . . . . . . .        -        100,000   16.022979      1,602,298         34.66%

Evergreen Variable Trust - Evergreen VA International Growth Fund
     2001  . . . . . . . . . . . . . . . . . . . . . .     1.40%       586,469    9.614522      5,638,619        -19.33%
     2000  . . . . . . . . . . . . . . . . . . . . . .     1.40%       577,450   11.725942      6,771,145         -6.38%
     1999  . . . . . . . . . . . . . . . . . . . . . .     1.40%       185,519   12.730754      2,361,797         36.29%
     1998  . . . . . . . . . . . . . . . . . . . . . .     1.40%        51,940    9.340809       485,162          -6.59% 8/17/1998
   Initial Deposit Funding
     2001  . . . . . . . . . . . . . . . . . . . . . .        -        100,000   10.082820      1,008,282        -16.83%
     2000  . . . . . . . . . . . . . . . . . . . . . .        -        100,000   12.123657      1,212,366         -6.59%
     1999  . . . . . . . . . . . . . . . . . . . . . .        -        100,000   12.979191      1,297,919         38.22%
     1998  . . . . . . . . . . . . . . . . . . . . . .        -        100,000    9.390000       939,000          -6.10% 8/17/1998

Evergreen Variable Trust - Evergreen VA Masters Fund
     2001  . . . . . . . . . . . . . . . . . . . . . .     1.40%     2,944,850    9.998534     29,444,183        -17.02%
     2000  . . . . . . . . . . . . . . . . . . . . . .     1.40%     2,665,779   12.050025     32,122,704         -4.33%
     1999  . . . . . . . . . . . . . . . . . . . . . .     1.40%     1,095,596   12.595397     13,799,467         25.95% 2/1/1999
   Initial Deposit Funding
     2001  . . . . . . . . . . . . . . . . . . . . . .        -        400,000   10.417908      4,167,163        -15.84%
     2000  . . . . . . . . . . . . . . . . . . . . . .        -        400,000   12.378310      4,951,324         -2.98%
     1999  . . . . . . . . . . . . . . . . . . . . . .        -        400,000   12.758280      5,103,312         27.58% 2/1/1999

Evergreen Variable Trust - Evergreen VA Omega Fund
     2001  . . . . . . . . . . . . . . . . . . . . . .     1.40%     4,655,745   13.921378     64,814,386        -15.99%
     2000  . . . . . . . . . . . . . . . . . . . . . .     1.40%     4,382,536   16.571677     72,625,971        -13.68%
     1999  . . . . . . . . . . . . . . . . . . . . . .     1.40%     1,169,600   19.198916     22,455,052         45.18%
     1998  . . . . . . . . . . . . . . . . . . . . . .     1.40%       202,778   13.224364      2,681,610         20.54%
     1997  . . . . . . . . . . . . . . . . . . . . . .     1.40%        69,198   10.970866       759,162          9.71% 3/3/1997
   Initial Deposit Funding
     2001  . . . . . . . . . . . . . . . . . . . . . .        -        100,000   14.902697      1,490,270        -14.79%
     2000  . . . . . . . . . . . . . . . . . . . . . .        -        100,000   17.489542      1,748,954        -12.46%
     1999  . . . . . . . . . . . . . . . . . . . . . .        -        100,000   19.980000      1,998,000         47.24%
     1998  . . . . . . . . . . . . . . . . . . . . . .        -        100,000   13.570000      1,357,000         22.25%
     1997  . . . . . . . . . . . . . . . . . . . . . .        -        100,000   11.100000      1,110,000         11.00% 3/3/1997


                                                        CONTRACT                    UNIT         CONTRACT           TOTAL
                                                    EXPENSE RATE(*)    UNITS     FAIR VALUE   OWNERS' EQUITY      RETURN(**)
                                                    ---------------    -----     ----------   --------------      ----------
Evergreen Variable Trust - Evergreen VA Small Cap Value Fund
     2001  . . . . . . . . . . . . . . . . . . . . . .     1.40%      915,028     14.739002    13,486,600         16.45%
     2000  . . . . . . . . . . . . . . . . . . . . . .     1.40%      646,227     12.206031     7,887,867         19.03%
     1999  . . . . . . . . . . . . . . . . . . . . . .     1.40%      363,224     10.633805     3,862,453         10.50%
     1998  . . . . . . . . . . . . . . . . . . . . . .     1.40%      136,157      9.623143     1,310,258         -3.77% 5/1/1998
   Initial Deposit Funding
     2001  . . . . . . . . . . . . . . . . . . . . . .        -       100,000     15.521370     1,552,137         22.48%
     2000  . . . . . . . . . . . . . . . . . . . . . .        -       100,000     12.672915     1,267,292         16.41%
     1999  . . . . . . . . . . . . . . . . . . . . . .        -       100,000     10.886886     1,088,689         12.07%
     1998  . . . . . . . . . . . . . . . . . . . . . .        -       100,000      9.714315      971,432          -2.86% 5/1/1998

Evergreen Variable Trust - Evergreen VA Special Equity Fund
     2001  . . . . . . . . . . . . . . . . . . . . . .     1.40%      225,039      8.070709     1,816,224         -9.40%
     2000  . . . . . . . . . . . . . . . . . . . . . .     1.40%       62,023      8.908202      552,513         -10.92% 10/2/2000

Evergreen Variable Trust - Evergreen VA Strategic Income Fund
     2001  . . . . . . . . . . . . . . . . . . . . . .     1.40%    1,558,811     11.166201    17,405,997         4.71%
     2000  . . . . . . . . . . . . . . . . . . . . . .     1.40%    1,568,980     10.663896    16,731,440         -2.07%
     1999  . . . . . . . . . . . . . . . . . . . . . .     1.40%    1,655,359     10.889649    18,026,278         0.21%
     1998  . . . . . . . . . . . . . . . . . . . . . .     1.40%      926,480     10.866478    10,067,575         4.43%
     1997  . . . . . . . . . . . . . . . . . . . . . .     1.40%      110,712     10.405791     1,152,046         4.06% 3/3/1997
   Initial Deposit Funding
     1998  . . . . . . . . . . . . . . . . . . . . . .       -       100,000     11.150478     1,115,048         5.91%
     1997  . . . . . . . . . . . . . . . . . . . . . .       -       100,000     10.528287     1,052,829         5.28% 3/3/1997

Fidelity(R) VIP Fund - High Income Portfolio:Initial Class
     2001  . . . . . . . . . . . . . . . . . . . . . .     1.40%       96,341      8.398274      809,098         -12.98%
     2000  . . . . . . . . . . . . . . . . . . . . . .     1.40%      120,662      9.650435     1,164,441        -23.55%
     1999  . . . . . . . . . . . . . . . . . . . . . .     1.40%      159,811     12.623913     2,017,440         6.64%
     1998  . . . . . . . . . . . . . . . . . . . . . .     1.40%      176,458     11.837723     2,088,861         -5.67%
     1997  . . . . . . . . . . . . . . . . . . . . . .     1.40%      164,213     12.549013     2,060,711         16.02%

Fidelity(R) VIP Fund - Overseas Portfolio:Initial Class
     2001  . . . . . . . . . . . . . . . . . . . . . .     1.40%      123,306     11.615508     1,432,262        -22.28%
     2000  . . . . . . . . . . . . . . . . . . . . . .     1.40%      187,863     14.945049     2,807,622        -20.24%
     1999  . . . . . . . . . . . . . . . . . . . . . .     1.40%      196,404     18.736556     3,679,935         40.63%
     1998  . . . . . . . . . . . . . . . . . . . . . .     1.40%      218,536     13.323057     2,911,568         11.17%
     1997  . . . . . . . . . . . . . . . . . . . . . .     1.40%      222,060     11.984120     2,661,194         9.99%

Fidelity(R) VIP Fund II - Asset Manager Portfolio:Initial Class
     2001  . . . . . . . . . . . . . . . . . . . . . .     1.40%      137,134     14.702505     2,016,213         -5.44%
     2000  . . . . . . . . . . . . . . . . . . . . . .     1.40%      120,914     15.548451     1,880,025         -5.27%
     1999  . . . . . . . . . . . . . . . . . . . . . .     1.40%      140,624     16.412859     2,308,042         9.54%
     1998  . . . . . . . . . . . . . . . . . . . . . .     1.40%      143,963     14.983855     2,157,121         13.44%
     1997  . . . . . . . . . . . . . . . . . . . . . .     1.40%      142,850     13.208527     1,886,838         18.96%


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                              CONTRACT                   UNIT        CONTRACT         TOTAL
                                                           EXPENSE RATE(*)    UNITS    FAIR VALUE  OWNERS'EQUITY     RETURN(**)
                                                           ---------------    -----    ----------  -------------     ----------
Fidelity(R) VIP Fund II - Contrafund Portfolio:Initial Class
     2001  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%       219,263    14.812417    3,247,815      -13.48%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%       229,838    17.120362    3,934,910       -7.92%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%       193,348    18.593650    3,595,045       22.52%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%       138,427    15.176535    2,100,842       28.16%
     1997  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%       100,747    11.841787    1,193,025       18.42% 2/3/1997

Fidelity(R) VIP Fund III - Growth Opportunities Portfolio: Initial Class
     2001  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%       186,902    10.630731    1,986,905      -15.63%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%       219,974    12.599691    2,771,604      -18.22%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%       238,024    15.407270    3,667,300        2.81%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%       213,598    14.985852    3,200,948       22.87%
     1997  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%       123,793    12.196412    1,509,830       21.96% 2/3/1997

Nationwide(R) SAT - Government Bond Fund Class I
     2001  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%        61,795    13.537897      836,574        5.75%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%        63,371    12.802365      811,299       10.97%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%       109,519    11.536586    1,263,475       -3.71%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%       114,509    11.981662    1,372,008        7.38%
     1997  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%        26,019    11.157782      290,314        8.13%

Nationwide(R) SAT - Money Market Fund Class I
     2001  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%      1,627,401   12.252106   19,939,090        2.15%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%        689,311   11.994815    8,268,158        4.55%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%        698,371   11.472786    8,012,261        3.38%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%        479,571   11.097664    5,322,118        3.80%
     1997  . . . . . . . . . . . . . . . . . . . . . . . . .     1.40%        160,096   10.691554    1,711,675        3.79%
                                                                                                  ------------

2001 Contract owners'equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $430,041,192
                                                                                                  ============

2000 Contract owners'equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $475,865,955
                                                                                                  ============

1999 Contract owners'equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $359,936,079
                                                                                                  ============

1998 Contract owners'equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $210,468,889
                                                                                                  ============

1997 Contract owners'equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 90,795,722
                                                                                                  ============

(*) This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           INDEPENDENT AUDITORS'REPORT
                           ---------------------------


The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-6:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all mate- rial respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in confor- mity with accounting principles generally accepted in the United States of America.



KPMG LLP
Columbus, Ohio
February 20, 2002


--------------------------------------------------------------------------------


NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                           Bulk Rate
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                                                                                                      Permit No. 521







Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company